UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876
                                   ----------

                           TEMPLETON CHINA WORLD FUND
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                            --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period:  8/31/08
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                 AUGUST 31, 2008

                      ANNUAL REPORT AND SHAREHOLDER LETTER

                                  INTERNATIONAL

                           TEMPLETON CHINA WORLD FUND

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

                                    (GRAPHIC)

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series

Annual Report

Templeton China World Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton China World Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies," as defined in the Fund's prospectus.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This annual report for Templeton China World Fund covers the fiscal year ended August 31, 2008.

PERFORMANCE OVERVIEW

For the 12 months under review, Templeton China World Fund - Class A had a -11.63% cumulative total return. The Fund performed better than its benchmark, the Morgan Stanley Capital International (MSCI) Golden Dragon Index, which had a -16.05% cumulative total return for the same period.(1)

Also, for comparison, the Standard & Poor's/International Finance Corporation (S&P/IFC) Investable China Index had a -18.49% cumulative total return for the 12 months ended August 31, 2008.(2) In line with our long-term investment strategy, we are pleased with our long-term results, which you will find in the Performance Summary beginning on page 8. For example, for the 10-year period ended August 31, 2008, the Fund's Class A shares delivered a +573.17% cumulative total return, compared with the MSCI Golden Dragon Index's +198.62% cumulative total return for the same period.(3) Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

(1.) Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The MSCI Golden Dragon Index is an aggregate of the MSCI Hong Kong Index, the MSCI China Free Index and the MSCI Taiwan@65% Index. The MSCI Taiwan Index has an inclusion weight at 65% of its market capitalization in the MSCI index series.

(2.) Source: (C) 2008 Morningstar. The S&P/IFC Investable China Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of equity securities in China.

(3.) Source: (C) 2008 Morningstar. As of 8/31/08, the Fund's Class A 10-year average annual total return not including sales charges was +21.01%, compared with +11.56% 10-year average annual total return for the MSCI Golden Dragon Index.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                4 | Annual Report

ECONOMIC AND MARKET OVERVIEW

Equity markets in the greater China region experienced corrections in the 12 months under review largely due to concerns of slowing global economic growth and the region's relatively high inflation. Several major natural disasters also negatively affected market sentiment, including the worst snowstorms in more than 50 years in the central and southern regions, a major earthquake in Sichuan province and rainstorms in the southern parts of the country. The economic impact from these events, however, was not significant.

Although China's economy slowed, gross domestic product (GDP) in the second quarter of 2008 grew a robust 10.4% over the same quarter of 2007 (year-over-year), compared with 10.6% in the first quarter and 11.9% for all of 2007.(4) Slower export growth from a weaker global economy and the yuan's appreciation coupled with monetary tightening measures were key reasons behind the deceleration. Consumer inflation, however, eased to 6.3% year-over-year in July from a recent high of 8.7% in February 2008, mainly due to softening food prices.(4) In addition, China remained an attractive investment market, as foreign direct investment inflows accelerated and reached US$60.7 billion in the first seven months of 2008.(5) Moreover, foreign exchange reserves were up 35.7% year-over-year and surpassed US$1.8 trillion in June.(5)

Consistent with global trends, GDP growth in Hong Kong decelerated to 4.2% year-over-year in the second quarter of 2008 from 7.3% in the first quarter.(6) This was in part due to weaker export demand and a moderation in consumer spending. Inflationary pressure increased, with consumer prices rising 5.7% year-over-year in the second quarter as food prices remained relatively high.(6) Unemployment, however, remained low at 3.3% in the second quarter.(6)

The Taiwanese economy grew 4.3% year-over-year in the second quarter, its slowest pace in more than a year, as higher oil prices and rising inflation hurt consumption.(7) As a result, the government revised its 2008 growth forecast to 4.3% from 4.8%.(7) The trade sector, however, supported growth. In politics, incoming President Ma Ying-Jeou announced plans to normalize cross-strait relations and form closer economic ties with China. Taiwan and China subsequently concluded their first official talks since 1999 in June and resumed direct charter flights between the island and the mainland.

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 8/31/08

                               (PERFORMANCE GRAPH)

China                                       62.6%
Hong Kong                                   19.8%
Taiwan                                      15.8%
Cambodia                                     0.5%
Singapore                                    0.4%
Short-Term Investments & Other Net Assets    0.9%

(4.) Source: National Bureau of Statistics, China.

(5.) Source: Ministry of Commerce, China.

(6.) Source: Census and Statistics Department, Hong Kong.

(7.) Source: Directorate General of Budget, Accounting and Statistics, Taiwan.


                                Annual Report | 5

TOP 10 EQUITY HOLDINGS
8/31/08

COMPANY                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                              NET ASSETS
------------------------                              ----------
China Mobile Ltd.
   WIRELESS TELECOMMUNICATION SERVICES, CHINA            9.2%
PetroChina Co. Ltd., H
   OIL, GAS & CONSUMABLE FUELS, CHINA                    7.6%
CNOOC Ltd.
   OIL, GAS & CONSUMABLE FUELS, CHINA                    7.5%
Sinopec (China Petroleum and Chemical Corp.), H
   OIL, GAS & CONSUMABLE FUELS, CHINA                    7.2%
Dairy Farm International Holdings Ltd.
   FOOD & STAPLES RETAILING, HONG KONG                   7.0%
China Construction Bank Corp., H
   COMMERCIAL BANKS, CHINA                               5.3%
China Shenhua Energy Co. Ltd., H
   OIL, GAS & CONSUMABLE FUELS, CHINA                    3.6%
Asustek Computer Inc.
   COMPUTERS & PERIPHERALS, TAIWAN                       3.6%
TSMC (Taiwan Semiconductor Manufacturing Co. Ltd.)
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT, TAIWAN      3.6%
Bank of China Ltd., H
   COMMERCIAL BANKS, CHINA                               3.2%

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to construct an action list from which we make our buy decisions. Before we make a purchase, we look at a company's price/earnings ratio, profit margins and liquidation value.

MANAGER'S DISCUSSION

For the 12 months under review, top contributors to the Fund's absolute performance included Dairy Farm International Holdings, which operates supermarkets, hypermarkets (department store and supermarket), as well as convenience, home furnishing, and health and beauty stores in Asia; CNOOC, China's largest oil and natural gas offshore exploration and production company; and Cheung Kong Infrastructure Holdings, a diversified infrastructure company in Hong Kong. Our investments in the food and staples retailing industry also had a positive impact on Fund returns.

In contrast, the Fund's investments in the energy, telecommunication services and capital goods sectors had a negative impact on Fund performance, as regional stocks in these sectors experienced corrections.(8) Significant detractors included China Mobile, the country's dominant mobile services provider; China Shenhua Energy, China's principal coal producer; and PetroChina, the country's largest oil and gas company in terms of reserves. Over the longer term, however, we believed the Fund's investments in these sectors were well positioned to benefit from developments in the region.

During the Fund's fiscal year, we made select investments based on what we considered undervalued stocks trading at attractive valuations. Significant purchases included shares in Sinopec (China Petroleum and Chemical), China's largest integrated energy company; MediaTek, Taiwan's leading integrated circuit design company; and new holding Soho China, a commercial property developer primarily in central Beijing.

(8.) The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI. The capital goods sector comprises construction and engineering, electrical equipment, industrial conglomerates, and machinery in the SOI.


                                6 | Annual Report

To raise funds to meet redemptions during the reporting period, we sold a number of holdings. These sales also allowed the Fund to focus on stocks we deemed relatively more attractively valued within our investment universe. We sold select positions as stocks reached sale price targets. As a result, the Fund's exposure to China H and Red Chip shares as well as Taiwanese companies fell.(9) Key sales included telecommunication services providers China Mobile and China Telecom, integrated gold producer Zhaojin Mining Industry, and Taiwanese commercial bank Chinatrust Financial Holding. In addition, we reduced the Fund's position in China Construction Bank and added to Bank of China due to what we considered attractive valuations in the banks sector.(10) Subsequently, the Fund's exposure to telecommunication services, diversified banks and gold companies fell. We also divested the Fund's holdings in HSBC Holdings and Samsung Electronics and thereby eliminated the Fund's exposure to the U.K. and South Korea.

Thank you for your continued participation in Templeton China World Fund. We look forward to serving your future investment needs.

(PHOTO OF MARK MOBIUS)


/s/ Mark Mobius

Mark Mobius
Executive Chairman
Templeton Asset Management Ltd.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(9.) "China H" denotes shares of China-incorporated, Hong Kong-listed companies with most businesses in China. "Red Chip" denotes shares of Hong Kong-listed companies with significant exposure to China. China H and Red Chip shares are traded on the Hong Kong Stock Exchange.

(10.) The banks sector comprises commercial banks in the SOI.


                                Annual Report | 7

Performance Summary as of 8/31/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: TCWAX)                    CHANGE   8/31/08   8/31/07
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      -$6.51    $34.78    $41.29
DISTRIBUTIONS (9/1/07-8/31/08)
Dividend Income                  $0.4126
Short-Term Capital Gain          $0.5360
Long-Term Capital Gain           $1.4363
   TOTAL                         $2.3849

CLASS B (SYMBOL: TCWBX)                    CHANGE   8/31/08   8/31/07
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      -$6.51    $34.44    $40.95
DISTRIBUTIONS (9/1/07-8/31/08)
Dividend Income                  $0.1521
Short-Term Capital Gain          $0.5360
Long-Term Capital Gain           $1.4363
   TOTAL                         $2.1244

CLASS C (SYMBOL: TCWCX)                    CHANGE   8/31/08   8/31/07
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      -$6.50    $34.29    $40.79
DISTRIBUTIONS (9/1/07-8/31/08)
Dividend Income                  $0.1763
Short-Term Capital Gain          $0.5360
Long-Term Capital Gain           $1.4363
   TOTAL                         $2.1486

ADVISOR CLASS (SYMBOL: TACWX)              CHANGE   8/31/08   8/31/07
-----------------------------              ------   -------   -------
Net Asset Value (NAV)                      -$6.52    $35.03    $41.55
DISTRIBUTIONS (9/1/07-8/31/08)
Dividend Income                  $0.5399
Short-Term Capital Gain          $0.5360
Long-Term Capital Gain           $1.4363
   TOTAL                         $2.5122


                                8 | Annual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         1-YEAR    5-YEAR     10-YEAR
-------                                        -------   --------   --------
Cumulative Total Return(2)                      -11.63%   +160.35%   +573.17%
Average Annual Total Return(3)                  -16.72%    +19.67%    +20.29%
Value of $10,000 Investment(4)                 $ 8,328   $ 24,538   $ 63,447
Avg. Ann. Total Return (9/30/08)(5)             -39.06%    +15.60%    +17.06%
   Total Annual Operating Expenses(6)   2.04%

CLASS B                                         1-YEAR    5-YEAR     10-YEAR
-------                                        -------   --------   --------
Cumulative Total Return(2)                      -12.22%   +151.94%   +537.31%
Average Annual Total Return(3)                  -15.59%    +20.11%    +20.35%
Value of $10,000 Investment(4)                 $ 8,441   $ 24,994   $ 63,731
Avg. Ann. Total Return (9/30/08)(5)             -38.26%    +15.97%    +17.10%
   Total Annual Operating Expenses(6)   2.69%

CLASS C                                         1-YEAR    5-YEAR     10-YEAR
-------                                        -------   --------   --------
Cumulative Total Return(2)                      -12.21%   +152.17%   +529.38%
Average Annual Total Return(3)                  -13.05%    +20.32%    +20.20%
Value of $10,000 Investment(4)                 $ 8,695   $ 25,217   $ 62,938
Avg. Ann. Total Return (9/30/08)(5)             -36.40%    +16.23%    +16.96%
   Total Annual Operating Expenses(6)   2.68%

ADVISOR CLASS                                  1-YEAR     5-YEAR     10-YEAR
-------------                                  -------   --------   --------
Cumulative Total Return(2)                      -11.32%   +164.89%   +598.24%
Average Annual Total Return(3)                  -11.32%    +21.51%    +21.45%
Value of $10,000 Investment(4)                 $ 8,868   $ 26,489   $ 69,824
Avg. Ann. Total Return (9/30/08)(5)             -35.14%    +17.35%    +18.18%
   Total Annual Operating Expenses(6)   1.69%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL (800) 342-5236.


                                Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A   8/31/08
-------   -------
1-Year     16.72%
5-Year    +19.67%
10-Year   +20.29%

CLASS A (9/1/98-8/31/08)

                               (PERFORMANCE GRAPH)

            Templeton China World
                Fund - Class A      MSCI Golden Dragon Index 7
            ---------------------   --------------------------
9/1/1998             9,431                    10,000
                    10,444                    11,425
                    12,785                    14,416
                    13,301                    14,676
                    12,359                    14,002
                    11,105                    13,183
                    11,084                    13,449
                    12,094                    15,076
                    14,950                    17,842
                    14,065                    16,624
                    16,195                    19,018
                    15,311                    17,781
                    15,087                    18,608
                    14,174                    17,693
                    14,036                    18,459
                    15,512                    20,032
                    17,260                    21,912
                    16,889                    22,026
                    17,478                    22,368
                    18,287                    23,069
                    16,283                    20,772
                    15,740                    19,479
                    16,720                    20,032
                    17,292                    20,408
8/31/2000           17,753                    19,896
                    16,538                    17,590
                    14,947                    16,112
                    14,689                    15,029
                    15,294                    15,341
                    16,093                    17,371
                    16,798                    16,454
                    16,030                    15,083
                    16,685                    14,915
                    18,035                    14,541
                    17,726                    14,111
                    15,838                    13,225
                    15,010                    12,419
                    14,230                    10,446
                    15,351                    11,042
                    15,535                    12,454
                    15,120                    13,701
                    15,835                    13,633
                    16,342                    13,147
                    16,879                    14,089
                    17,977                    14,408
                    18,625                    13,948
                    18,232                    13,043
                    17,661                    12,401
8/31/2002           17,044                    11,861
                    16,522                    10,653
                    16,690                    11,250
                    17,236                    11,742
                    17,683                    11,003
                    18,635                    11,611
                    19,066                    10,960
                    18,844                    10,566
                    18,932                    10,453
                    20,517                    11,503
                    21,189                    12,031
                    23,161                    13,151
                    24,385                    14,452
                    24,434                    14,851
                    26,569                    15,935
                    26,586                    15,580
                    29,669                    16,357
                    30,458                    17,478
                    32,357                    18,206
                    30,626                    17,230
                    28,005                    15,951
                    28,980                    16,059
                    29,198                    15,880
                    28,829                    15,575
8/31/2004           30,189                    16,432
                    31,181                    16,859
                    30,947                    16,714
                    33,188                    18,130
                    33,545                    18,691
                    32,781                    18,078
                    34,835                    19,031
                    34,139                    18,122
                    34,359                    18,333
                    35,004                    18,674
                    35,514                    19,321
                    37,364                    20,127
                    36,787                    19,538
                    38,468                    20,079
                    35,994                    18,582
                    38,113                    19,778
                    39,457                    20,611
                    41,852                    21,934
                    42,283                    22,069
                    42,231                    22,360
                    44,695                    24,013
                    42,903                    22,579
                    43,472                    22,572
                    43,799                    22,462
8/31/2006           44,385                    23,180
                    45,333                    23,886
                    47,356                    24,588
                    51,510                    26,851
                    55,581                    28,751
                    54,763                    28,160
                    54,102                    27,961
                    55,216                    28,212
                    57,094                    28,740
                    60,626                    30,075
                    66,019                    32,585
                    69,133                    34,864
                    71,846                    35,571
                    82,771                    40,606
                    93,854                    45,383
                    82,731                    40,637
                    80,080                    39,670
                    67,467                    33,397
                    73,454                    36,198
                    66,207                    34,010
                    75,316                    37,357
                    73,345                    36,117
                    65,879                    31,957
                    65,970                    31,534
8/31/2008           63,447                    29,862

AVERAGE ANNUAL TOTAL RETURN

CLASS B   8/31/08
-------   -------
1-Year    -15.59%
5-Year    +20.11%
10-Year   +20.35%

CLASS B (9/1/98-8/31/08)

                               (PERFORMANCE GRAPH)

                Templeton China
             World Fund - Class B   MSCI Golden Dragon Index 7
             --------------------   --------------------------
9/1/1998            10,000                    10,000
9/30/1998           11,073                    11,425
10/31/1998          13,541                    14,416
11/30/1998          14,077                    14,676
12/31/1998          13,072                    14,002
1/31/1999           11,736                    13,183
2/28/1999           11,705                    13,449
3/31/1999           12,765                    15,076
4/30/1999           15,776                    17,842
5/31/1999           14,823                    16,624
6/30/1999           17,066                    19,018
7/31/1999           16,129                    17,781
8/31/1999           15,883                    18,608
9/30/1999           14,916                    17,693
10/31/1999          14,757                    18,459
11/30/1999          16,306                    20,032
12/31/1999          18,123                    21,912
1/31/2000           17,712                    22,026
2/29/2000           18,328                    22,368
3/31/2000           19,163                    23,069
4/30/2000           17,050                    20,772
5/31/2000           16,482                    19,479
6/30/2000           17,492                    20,032
7/31/2000           18,075                    20,408
8/31/2000           18,548                    19,896
9/30/2000           17,271                    17,590
10/31/2000          15,599                    16,112
11/30/2000          15,317                    15,029
12/31/2000          15,952                    15,341
1/31/2001           16,766                    17,371
2/28/2001           17,500                    16,454
3/31/2001           16,686                    15,083
4/30/2001           17,357                    14,915
5/31/2001           18,746                    14,541
6/30/2001           18,427                    14,111
7/31/2001           16,447                    13,225
8/31/2001           15,584                    12,419
9/30/2001           14,770                    10,446
10/31/2001          15,918                    11,042
11/30/2001          16,097                    12,454
12/31/2001          15,653                    13,701
1/31/2002           16,386                    13,633
2/28/2002           16,908                    13,147
3/31/2002           17,446                    14,089
4/30/2002           18,571                    14,408
5/31/2002           19,240                    13,948
6/30/2002           18,816                    13,043
7/31/2002           18,212                    12,401
8/31/2002           17,577                    11,861
9/30/2002           17,022                    10,653
10/31/2002          17,188                    11,250
11/30/2002          17,736                    11,742
12/31/2002          18,185                    11,003
1/31/2003           19,150                    11,611
2/28/2003           19,599                    10,960
3/31/2003           19,349                    10,566
4/30/2003           19,433                    10,453
5/31/2003           21,046                    11,503
6/30/2003           21,728                    12,031
7/31/2003           23,743                    13,151
8/31/2003           24,968                    14,452
9/30/2003           25,019                    14,851
10/31/2003          27,189                    15,935
11/30/2003          27,189                    15,580
12/31/2003          30,304                    16,357
1/31/2004           31,112                    17,478
2/29/2004           33,040                    18,206
3/31/2004           31,250                    17,230
4/30/2004           28,548                    15,951
5/31/2004           29,529                    16,059
6/30/2004           29,718                    15,880
7/31/2004           29,340                    15,575
8/31/2004           30,699                    16,432
9/30/2004           31,697                    16,859
10/31/2004          31,450                    16,714
11/30/2004          33,701                    18,130
12/31/2004          34,030                    18,691
1/31/2005           33,234                    18,078
2/28/2005           35,329                    19,031
3/31/2005           34,584                    18,122
4/30/2005           34,792                    18,333
5/31/2005           35,433                    18,674
6/30/2005           35,918                    19,321
7/31/2005           37,788                    20,127
8/31/2005           37,182                    19,538
9/30/2005           38,845                    20,079
10/31/2005          36,330                    18,582
11/30/2005          38,460                    19,778
12/31/2005          39,787                    20,611
1/31/2006           42,179                    21,934
2/28/2006           42,598                    22,069
3/31/2006           42,510                    22,360
4/30/2006           44,972                    24,013
5/31/2006           43,156                    22,579
6/30/2006           43,715                    22,572
7/31/2006           44,012                    22,462
8/31/2006           44,571                    23,180
9/30/2006           45,525                    23,886
10/31/2006          47,555                    24,588
11/30/2006          51,726                    26,851
12/31/2006          55,812                    28,751
1/31/2007           54,992                    28,160
2/28/2007           54,326                    27,961
3/31/2007           55,445                    28,212
4/30/2007           57,331                    28,740
5/31/2007           60,879                    30,075
6/30/2007           66,298                    32,585
7/31/2007           69,427                    34,864
8/31/2007           72,155                    35,571
9/30/2007           83,130                    40,606
10/31/2007          94,261                    45,383
11/30/2007          83,091                    40,637
12/31/2007          80,432                    39,670
1/31/2008           67,764                    33,397
2/29/2008           73,775                    36,198
3/31/2008           66,493                    34,010
4/30/2008           75,643                    37,357
5/31/2008           73,661                    36,117
6/30/2008           66,162                    31,957
7/31/2008           66,255                    31,534
8/31/2008           63,731                    29,862


                               10 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS C   8/31/08
-------   -------
1-Year    -13.05%
5-Year    +20.32%
10-Year   +20.20%

CLASS C (9/1/98-8/31/08)

                               (PERFORMANCE GRAPH)

                Templeton China
             World Fund - Class C   MSCI Golden Dragon Index 7
             --------------------   --------------------------
9/1/1998            10,000                    10,000
9/30/1998           11,069                    11,425
10/31/1998          13,532                    14,416
11/30/1998          14,070                    14,676
12/31/1998          13,062                    14,002
1/31/1999           11,730                    13,183
2/28/1999           11,702                    13,449
3/31/1999           12,761                    15,076
4/30/1999           15,768                    17,842
5/31/1999           14,826                    16,624
6/30/1999           17,063                    19,018
7/31/1999           16,122                    17,781
8/31/1999           15,878                    18,608
9/30/1999           14,908                    17,693
10/31/1999          14,751                    18,459
11/30/1999          16,294                    20,032
12/31/1999          18,110                    21,912
1/31/2000           17,711                    22,026
2/29/2000           18,320                    22,368
3/31/2000           19,157                    23,069
4/30/2000           17,048                    20,772
5/31/2000           16,469                    19,479
6/30/2000           17,487                    20,032
7/31/2000           18,075                    20,408
8/31/2000           18,547                    19,896
9/30/2000           17,268                    17,590
10/31/2000          15,597                    16,112
11/30/2000          15,318                    15,029
12/31/2000          15,939                    15,341
1/31/2001           16,762                    17,371
2/28/2001           17,487                    16,454
3/31/2001           16,679                    15,083
4/30/2001           17,351                    14,915
5/31/2001           18,746                    14,541
6/30/2001           18,415                    14,111
7/31/2001           16,443                    13,225
8/31/2001           15,574                    12,419
9/30/2001           14,757                    10,446
10/31/2001          15,905                    11,042
11/30/2001          16,088                    12,454
12/31/2001          15,648                    13,701
1/31/2002           16,380                    13,633
2/28/2002           16,895                    13,147
3/31/2002           17,443                    14,089
4/30/2002           18,567                    14,408
5/31/2002           19,226                    13,948
6/30/2002           18,811                    13,043
7/31/2002           18,210                    12,401
8/31/2002           17,564                    11,861
9/30/2002           17,017                    10,653
10/31/2002          17,179                    11,250
11/30/2002          17,732                    11,742
12/31/2002          18,181                    11,003
1/31/2003           19,150                    11,611
2/28/2003           19,584                    10,960
3/31/2003           19,345                    10,566
4/30/2003           19,425                    10,453
5/31/2003           21,040                    11,503
6/30/2003           21,718                    12,031
7/31/2003           23,727                    13,151
8/31/2003           24,959                    14,452
9/30/2003           24,993                    14,851
10/31/2003          27,179                    15,935
11/30/2003          27,179                    15,580
12/31/2003          30,310                    16,357
1/31/2004           31,101                    17,478
2/29/2004           33,028                    18,206
3/31/2004           31,239                    17,230
4/30/2004           28,555                    15,951
5/31/2004           29,519                    16,059
6/30/2004           29,708                    15,880
7/31/2004           29,329                    15,575
8/31/2004           30,706                    16,432
9/30/2004           31,686                    16,859
10/31/2004          31,439                    16,714
11/30/2004          33,723                    18,130
12/31/2004          34,052                    18,691
1/31/2005           33,256                    18,078
2/28/2005           35,332                    19,031
3/31/2005           34,588                    18,122
4/30/2005           34,796                    18,333
5/31/2005           35,436                    18,674
6/30/2005           35,938                    19,321
7/31/2005           37,806                    20,127
8/31/2005           37,183                    19,538
9/30/2005           38,862                    20,079
10/31/2005          36,362                    18,582
11/30/2005          38,479                    19,778
12/31/2005          39,809                    20,611
1/31/2006           42,207                    21,934
2/28/2006           42,609                    22,069
3/31/2006           42,539                    22,360
4/30/2006           45,006                    24,013
5/31/2006           43,186                    22,579
6/30/2006           43,729                    22,572
7/31/2006           44,026                    22,462
8/31/2006           44,586                    23,180
9/30/2006           45,514                    23,886
10/31/2006          47,524                    24,588
11/30/2006          51,654                    26,851
12/31/2006          55,714                    28,751
1/31/2007           54,871                    28,160
2/28/2007           54,168                    27,961
3/31/2007           55,257                    28,212
4/30/2007           57,103                    28,740
5/31/2007           60,600                    30,075
6/30/2007           65,943                    32,585
7/31/2007           69,036                    34,864
8/31/2007           71,690                    35,571
9/30/2007           82,569                    40,606
10/31/2007          93,572                    45,383
11/30/2007          82,434                    40,637
12/31/2007          79,756                    39,670
1/31/2008           67,143                    33,397
2/29/2008           73,073                    36,198
3/31/2008           65,821                    34,010
4/30/2008           74,854                    37,357
5/31/2008           72,834                    36,117
6/30/2008           65,380                    31,957
7/31/2008           65,435                    31,534
8/31/2008           62,938                    29,862

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS   8/31/08
-------------   -------
1-Year          -11.32%
5-Year          +21.51%
10-Year         +21.45%

ADVISOR CLASS (9/1/98-8/31/08)

                               (PERFORMANCE GRAPH)

             Templeton China World
              Fund - Advisor Class   MSCI Golden Dragon Index 7
             ---------------------   --------------------------
9/1/1998             10,000                    10,000
9/30/1998            11,077                    11,425
10/31/1998           13,570                    14,416
11/30/1998           14,122                    14,676
12/31/1998           13,128                    14,002
1/31/1999            11,799                    13,183
2/28/1999            11,780                    13,449
3/31/1999            12,857                    15,076
4/30/1999            15,897                    17,842
5/31/1999            14,961                    16,624
6/30/1999            17,231                    19,018
7/31/1999            16,295                    17,781
8/31/1999            16,062                    18,608
9/30/1999            15,095                    17,693
10/31/1999           14,954                    18,459
11/30/1999           16,531                    20,032
12/31/1999           18,405                    21,912
1/31/2000            18,015                    22,026
2/29/2000            18,649                    22,368
3/31/2000            19,517                    23,069
4/30/2000            17,383                    20,772
5/31/2000            16,809                    19,479
6/30/2000            17,861                    20,032
7/31/2000            18,477                    20,408
8/31/2000            18,975                    19,896
9/30/2000            17,682                    17,590
10/31/2000           15,986                    16,112
11/30/2000           15,716                    15,029
12/31/2000           16,369                    15,341
1/31/2001            17,229                    17,371
2/28/2001            17,988                    16,454
3/31/2001            17,171                    15,083
4/30/2001            17,878                    14,915
5/31/2001            19,330                    14,541
6/30/2001            19,004                    14,111
7/31/2001            16,986                    13,225
8/31/2001            16,102                    12,419
9/30/2001            15,270                    10,446
10/31/2001           16,480                    11,042
11/30/2001           16,683                    12,454
12/31/2001           16,243                    13,701
1/31/2002            17,016                    13,633
2/28/2002            17,565                    13,147
3/31/2002            18,148                    14,089
4/30/2002            19,334                    14,408
5/31/2002            20,036                    13,948
6/30/2002            19,618                    13,043
7/31/2002            19,010                    12,401
8/31/2002            18,351                    11,861
9/30/2002            17,795                    10,653
10/31/2002           17,983                    11,250
11/30/2002           18,576                    11,742
12/31/2002           19,063                    11,003
1/31/2003            20,095                    11,611
2/28/2003            20,565                    10,960
3/31/2003            20,332                    10,566
4/30/2003            20,433                    10,453
5/31/2003            22,149                    11,503
6/30/2003            22,881                    12,031
7/31/2003            25,018                    13,151
8/31/2003            26,360                    14,452
9/30/2003            26,449                    14,851
10/31/2003           28,756                    15,935
11/30/2003           28,774                    15,580
12/31/2003           32,107                    16,357
1/31/2004            32,979                    17,478
2/29/2004            35,049                    18,206
3/31/2004            33,179                    17,230
4/30/2004            30,346                    15,951
5/31/2004            31,417                    16,059
6/30/2004            31,653                    15,880
7/31/2004            31,254                    15,575
8/31/2004            32,743                    16,432
9/30/2004            33,833                    16,859
10/31/2004           33,594                    16,714
11/30/2004           36,040                    18,130
12/31/2004           36,426                    18,691
1/31/2005            35,599                    18,078
2/28/2005            37,860                    19,031
3/31/2005            37,106                    18,122
4/30/2005            37,364                    18,333
5/31/2005            38,063                    18,674
6/30/2005            38,633                    19,321
7/31/2005            40,674                    20,127
8/31/2005            40,049                    19,538
9/30/2005            41,869                    20,079
10/31/2005           39,216                    18,582
11/30/2005           41,535                    19,778
12/31/2005           43,012                    20,611
1/31/2006            45,630                    21,934
2/28/2006            46,098                    22,069
3/31/2006            46,060                    22,360
4/30/2006            48,772                    24,013
5/31/2006            46,827                    22,579
6/30/2006            47,463                    22,572
7/31/2006            47,837                    22,462
8/31/2006            48,491                    23,180
9/30/2006            49,520                    23,886
10/31/2006           51,763                    24,588
11/30/2006           56,300                    26,851
12/31/2006           60,794                    28,751
1/31/2007            59,903                    28,160
2/28/2007            59,202                    27,961
3/31/2007            60,434                    28,212
4/30/2007            62,500                    28,740
5/31/2007            66,404                    30,075
6/30/2007            72,316                    32,585
7/31/2007            75,746                    34,864
8/31/2007            78,740                    35,571
9/30/2007            90,755                    40,606
10/31/2007           02,921                    45,383
11/30/2007           90,749                    40,637
12/31/2007           87,884                    39,670
1/31/2008            74,050                    33,397
2/29/2008            80,648                    36,198
3/31/2008            72,715                    34,010
4/30/2008            82,741                    37,357
5/31/2008            80,588                    36,117
6/30/2008            72,396                    31,957
7/31/2008            72,515                    31,534
8/31/2008            69,824                    29,862


                               Annual Report | 11

ENDNOTES

THE GOVERNMENT'S PARTICIPATION IN THE ECONOMY IS STILL HIGH AND, THEREFORE, THE FUND'S INVESTMENTS IN CHINA WILL BE SUBJECT TO LARGER REGULATORY RISK LEVELS COMPARED TO MANY OTHER COUNTRIES. IN ADDITION, SPECIAL RISKS ARE ASSOCIATED WITH INTERNATIONAL INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS. ALSO, AS A NONDIVERSIFIED FUND INVESTING IN CHINA COMPANIES, THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. THE FUND MAY ALSO EXPERIENCE GREATER VOLATILITY THAN A FUND THAT IS MORE BROADLY DIVERSIFIED GEOGRAPHICALLY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Effective after the close of business on 8/8/03, Templeton China World
     Fund, Inc. (Closed-End Fund), was converted into an open-end fund in a transaction whereby the Closed-End Fund transferred all of its assets, subject to its liabilities, to the Fund in exchange for Advisor Class shares. Total return information is based upon the Closed-End Fund's performance (as calculated using net asset values, not market values), which has been restated to reflect all charges, fees and expenses currently applicable to the Fund and each class. The Closed-End Fund was offered without a sales charge and Rule 12b-1 fees. On 8/11/03, the Fund began offering Class A, B and C shares. For periods prior to 8/11/03, performance quotations are based upon the Closed-End Fund's performance restated to take into account all charges, fees and expenses applicable to the Fund and each class, including that class's current, applicable, maximum sales charge and Rule 12b-1 fees. Beginning on 8/11/03, actual class performance is used reflecting all charges, fees and expenses applicable to the Fund and each class.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(6.) Figures are as stated in the Fund's prospectus current as of the date of this report.

(7.) Source: (C) 2008 Morningstar. The MSCI Golden Dragon Index is an aggregate of the MSCI Hong Kong Index, the MSCI China Free Index and the MSCI Taiwan@65% Index. The MSCI Taiwan Index has an inclusion weight at 65% of its market capitalization in the MSCI index series.


                               12 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 /$1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                                                                 EXPENSES PAID
                                           BEGINNING ACCOUNT   ENDING ACCOUNT   DURING PERIOD*
                                              VALUE 3/1/08      VALUE 8/31/08   3/1/08-8/31/08
                                           -----------------   --------------   --------------
CLASS A
Actual                                           $1,000           $  864.30         $ 9.28
Hypothetical (5% return before expenses)         $1,000           $1,015.18         $10.03
CLASS B
Actual                                           $1,000           $  861.40         $12.54
Hypothetical (5% return before expenses)         $1,000           $1,011.66         $13.55
CLASS C
Actual                                           $1,000           $  861.30         $12.45
Hypothetical (5% return before expenses)         $1,000           $1,011.76         $13.45
ADVISOR CLASS
Actual                                           $1,000           $  865.80         $ 7.88
Hypothetical (5% return before expenses)         $1,000           $1,016.69         $ 8.52

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.98%; B: 2.68%; C: 2.66%; and Advisor:
     1.68%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                               14 | Annual Report

Templeton China World Fund

FINANCIAL HIGHLIGHTS

                                                                        YEAR ENDED AUGUST 31,
                                                     -----------------------------------------------------------
CLASS A                                                2008         2007         2006         2005         2004
-------                                              --------     --------     --------     --------     -------
PER SHARE OPERATING PERFORMANCE
   (for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $  41.29     $  25.76     $  21.67     $  17.97     $ 14.89
                                                     --------     --------     --------     --------     -------
Income from investment operations(a):
   Net investment income(b) ......................       0.34         0.37         0.29         0.43        0.21
   Net realized and unrealized gains (losses) ....      (4.47)       15.42         4.12         3.46        3.24
                                                     --------     --------     --------     --------     -------
Total from investment operations .................      (4.13)       15.79         4.41         3.89        3.45
                                                     --------     --------     --------     --------     -------
Less distributions from:
   Net investment income .........................      (0.41)       (0.26)       (0.32)       (0.19)      (0.40)
   Net realized gains ............................      (1.97)          --           --           --          --
                                                     --------     --------     --------     --------     -------
Total distributions ..............................      (2.38)       (0.26)       (0.32)       (0.19)      (0.40)
                                                     --------     --------     --------     --------     -------
Redemption fees ..................................         --(c)        --(c)        --(c)        --(c)     0.03
                                                     --------     --------     --------     --------     -------
Net asset value, end of year .....................   $  34.78     $  41.29     $  25.76     $  21.67     $ 17.97
                                                     ========     ========     ========     ========     =======
Total return(d) ..................................     (11.63)%      61.87%       20.65%       21.85%      23.80%
RATIOS TO AVERAGE NET ASSETS
Expenses(e) ......................................       2.00%        2.04%        2.06%        2.08%       2.14%(f)
Net investment income ............................       0.86%        1.13%        1.10%        1.86%       1.09%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $414,194     $519,266     $262,346     $111,193     $43,179
Portfolio turnover rate ..........................      10.37%       22.05%       12.96%        9.66%      30.82%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(e)  Benefit of expense reduction rounds to less than 0.01%.

(f) Ratio of expenses to average net assets, excluding payments by affiliate, was 2.30%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 15

Templeton China World Fund

                                                                      YEAR ENDED AUGUST 31,
                                                     -------------------------------------------------------
CLASS B                                                2008        2007        2006        2005        2004
-------                                              -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
   (for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $ 40.95     $ 25.53     $ 21.47     $ 17.84     $ 14.88
                                                     -------     -------     -------     -------     -------
Income from investment operations(a):
   Net investment income(b) ......................      0.06        0.12        0.08        0.24        0.16
   Net realized and unrealized gains (losses) ....     (4.45)      15.36        4.15        3.51        3.16
                                                     -------     -------     -------     -------     -------
Total from investment operations .................     (4.39)      15.48        4.23        3.75        3.32
                                                     -------     -------     -------     -------     -------
Less distributions from:
   Net investment income .........................     (0.15)      (0.06)      (0.17)      (0.12)      (0.39)
   Net realized gains ............................     (1.97)         --          --          --          --
                                                     -------     -------     -------     -------     -------
Total distributions ..............................     (2.12)      (0.06)      (0.17)      (0.12)      (0.39)
                                                     -------     -------     -------     -------     -------
Redemption fees ..................................        --(c)       --(c)       --(c)       --(c)     0.03
                                                     -------     -------     -------     -------     -------
Net asset value, end of year .....................   $ 34.44     $ 40.95     $ 25.53     $ 21.47     $ 17.84
                                                     =======     =======     =======     =======     =======
Total return(d) ..................................    (12.22)%     60.79%      19.87%      21.12%      22.95%
RATIOS TO AVERAGE NET ASSETS
Expenses(e) ......................................      2.67%       2.69%       2.70%       2.73%       2.79%(f)
Net investment income ............................      0.19%       0.48%       0.46%       1.21%       0.44%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $14,272     $20,066     $15,269     $12,264     $ 8,630
Portfolio turnover rate ..........................     10.37%      22.05%      12.96%       9.66%      30.82%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(e)  Benefit of expense reduction rounds to less than 0.01%.

(f) Ratio of expenses to average net assets, excluding payments by affiliate, was 2.95%.

   The accompanying notes are an integral part of these financial statements.


                               16 | Annual Report

Templeton China World Fund

                                                                        YEAR ENDED AUGUST 31,
                                                     ----------------------------------------------------------
CLASS C                                                2008         2007         2006         2005        2004
-------                                              --------     --------     --------     -------     -------
PER SHARE OPERATING PERFORMANCE
   (for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $  40.79     $  25.48     $  21.49     $ 17.85     $ 14.88
                                                     --------     --------     --------     -------     -------
Income from investment operations(a):
   Net investment income(b) ......................       0.07         0.15         0.13        0.29        0.12
   Net realized and unrealized gains (losses) ....      (4.42)       15.28         4.10        3.46        3.21
                                                     --------     --------     --------     -------     -------
Total from investment operations .................      (4.35)       15.43         4.23        3.75        3.33
                                                     --------     --------     --------     -------     -------
Less distributions from:
   Net investment income .........................      (0.18)       (0.12)       (0.24)      (0.11)      (0.39)
   Net realized gains ............................      (1.97)          --           --          --          --
                                                     --------     --------     --------     -------     -------
Total distributions ..............................      (2.15)       (0.12)       (0.24)      (0.11)      (0.39)
                                                     --------     --------     --------     -------     -------
Redemption fees ..................................         --(c)        --(c)        --(c)       --(c)     0.03
                                                     --------     --------     --------     -------     -------
Net asset value, end of year .....................   $  34.29     $  40.79     $  25.48     $ 21.49     $ 17.85
                                                     ========     ========     ========     =======     =======
Total return(d) ..................................     (12.21)%      60.79%       19.91%      21.10%      23.02%
RATIOS TO AVERAGE NET ASSETS
Expenses(e) ......................................       2.66%        2.68%        2.71%       2.68%       2.75%(f)
Net investment income ............................       0.20%        0.49%        0.45%       1.26%       0.48%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $153,068     $199,551     $107,886     $45,738     $20,603
Portfolio turnover rate ..........................      10.37%       22.05%       12.96%       9.66%      30.82%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(e)  Benefit of expense reduction rounds to less than 0.01%.

(f) Ratio of expenses to average net assets, excluding payments by affiliate, was 2.91%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 17

Templeton China World Fund

                                                                        YEAR ENDED AUGUST 31,
                                                     -----------------------------------------------------------
ADVISOR CLASS                                          2008         2007         2006         2005        2004
-------------                                        --------     --------     --------     --------    --------
PER SHARE OPERATING PERFORMANCE
   (for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $  41.55     $  25.93     $  21.78     $  18.03    $  14.90
                                                     --------     --------     --------     --------    --------
Income from investment operations(a):
   Net investment income(b) ......................       0.50         0.47         0.33         0.42        0.24
   Net realized and unrealized gains (losses) ....      (4.51)       15.52         4.18         3.56        3.27
                                                     --------     --------     --------     --------    --------
Total from investment operations .................      (4.01)       15.99         4.51         3.98        3.51
                                                     --------     --------     --------     --------    --------
Less distributions from:
   Net investment income .........................      (0.54)       (0.37)       (0.36)       (0.23)      (0.41)
   Net realized gains ............................      (1.97)          --           --           --          --
                                                     --------     --------     --------     --------    --------
Total distributions ..............................      (2.51)       (0.37)       (0.36)       (0.23)      (0.41)
                                                     --------     --------     --------     --------    --------
Redemption fees ..................................         --(c)        --(c)        --(c)        --(c)     0.03
                                                     --------     --------     --------     --------    --------
Net asset value, end of year .....................   $  35.03     $  41.55     $  25.93     $  21.78    $  18.03
                                                     ========     ========     ========     ========    ========
Total return .....................................     (11.32)%      62.38%       21.08%       22.31%      24.21%
RATIOS TO AVERAGE NET ASSETS
Expenses(d) ......................................       1.67%        1.69%        1.71%        1.73%       1.79%(e)
Net investment income ............................       1.19%        1.48%        1.45%        2.21%       1.44%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $288,072     $375,738     $245,331     $190,844    $161,599
Portfolio turnover rate ..........................      10.37%       22.05%       12.96%        9.66%      30.82%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Benefit of expense reduction rounds to less than 0.01%.

(e) Ratio of expenses to average net assets, excluding payments by affiliate, was 1.95%.

   The accompanying notes are an integral part of these financial statements.


                               18 | Annual Report

Templeton China World Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2008

                                                                   COUNTRY      SHARES/UNITS       VALUE
                                                                -------------   ------------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 99.1%
       AIR FREIGHT & LOGISTICS 0.1%
       Sinotrans Ltd., H ....................................       China         3,586,000    $    817,872
                                                                                               ------------
       AUTO COMPONENTS 1.7%
       Cheng Shin Rubber Industry Co. Ltd. ..................       Taiwan        7,773,423      10,395,767
       Norstar Founders Group Ltd. ..........................     Hong Kong      15,182,000       2,917,932
(a)    Zhejiang Glass Co. Ltd., H ...........................       China         2,869,000       1,429,997
                                                                                               ------------
                                                                                                 14,743,696
                                                                                               ------------
       AUTOMOBILES 1.7%
(a)    Brilliance China Automotive Holdings Ltd. ............       China         7,580,000         786,700
(a)    Chongqing Changan Automobile Co. Ltd., B .............       China         2,036,200         636,598
       Dongfeng Motor Corp., H ..............................       China        26,316,000      11,228,430
       Great Wall Motor Co. Ltd., H .........................       China         2,496,500       1,183,554
       Jiangling Motors Corp. Ltd., B .......................       China         1,536,545       1,163,557
                                                                                               ------------
                                                                                                 14,998,839
                                                                                               ------------
       COMMERCIAL BANKS 11.4%
       Bank of China Ltd., H ................................       China        65,006,000      28,236,318
       China Construction Bank Corp., H .....................       China        56,116,000      46,017,349
       Industrial and Commercial Bank of China, H ...........       China        12,691,000       8,797,272
(b)    Industrial and Commercial Bank of China, H, 144A .....       China        22,778,000      15,789,478
                                                                                               ------------
                                                                                                 98,840,417
                                                                                               ------------
       COMMUNICATIONS EQUIPMENT 0.7%
       D-Link Corp. .........................................       Taiwan          941,337       1,144,043
       ZTE Corp., H .........................................       China         1,087,243       5,203,219
                                                                                               ------------
                                                                                                  6,347,262
                                                                                               ------------
       COMPUTERS & PERIPHERALS 5.1%
       Acer Inc. ............................................       Taiwan        2,641,723       5,316,096
       Asustek Computer Inc. ................................       Taiwan       13,528,786      31,340,651
       Compal Electronics Inc. ..............................       Taiwan        2,938,162       2,653,704
       Lite-On IT Corp. .....................................       Taiwan        6,305,116       4,895,432
                                                                                               ------------
                                                                                                 44,205,883
                                                                                               ------------
       CONSTRUCTION & ENGINEERING 0.0%(c)
       Baoye Group Co. Ltd., H ..............................       China         1,206,000         401,768
                                                                                               ------------
       DISTRIBUTORS 1.9%
       China Resources Enterprise Ltd. ......................     Hong Kong       5,108,000      13,973,451
       Dah Chong Hong Holdings Ltd. .........................     Hong Kong      10,035,563       2,803,194
(b)    Dah Chong Hong Holdings Ltd., 144A ...................     Hong Kong         502,000         140,222
                                                                                               ------------
                                                                                                 16,916,867
                                                                                               ------------


                               Annual Report | 19

Templeton China World Fund

                                                                   COUNTRY      SHARES/UNITS       VALUE
                                                                -------------   ------------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
       China Netcom Group Corp. (Hong Kong) Ltd. ............       China         2,146,000    $  5,064,939
       China Telecom Corp. Ltd., H ..........................       China        16,209,833       8,287,172
                                                                                               ------------
                                                                                                 13,352,111
                                                                                               ------------
       ELECTRIC UTILITIES 3.2%
       Cheung Kong Infrastructure Holdings Ltd. .............     Hong Kong       6,339,548      27,617,994
                                                                                               ------------
       ELECTRICAL EQUIPMENT 0.4%
       BYD Co. Ltd., H ......................................       China         3,011,100       3,476,201
                                                                                               ------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS 3.2%
       AU Optronics Corp. ...................................       Taiwan        5,593,293       6,744,567
       Synnex Technology International Corp. ................       Taiwan        9,922,070      19,369,340
       Wasion Group Ltd. ....................................     Hong Kong       2,172,000         695,752
(b)    Wasion Group Ltd., 144A ..............................     Hong Kong       3,884,000       1,244,154
                                                                                               ------------
                                                                                                 28,053,813
                                                                                               ------------
       ENERGY EQUIPMENT & SERVICES 0.0%(c)
       Anhui Tianda Oil Pipe Co. Ltd., H ....................       China         1,545,000         296,944
                                                                                               ------------
       FOOD & STAPLES RETAILING 8.0%
       Beijing Jingkelong Supermarket Chain Group Co.
          Ltd., H ...........................................       China         1,434,000         782,733
       Dairy Farm International Holdings Ltd. ...............     Hong Kong      11,326,776      61,051,323
       President Chain Store Corp. ..........................       Taiwan        2,560,088       7,569,520
                                                                                               ------------
                                                                                                 69,403,576
                                                                                               ------------
       FOOD PRODUCTS 1.3%
       China Foods Ltd. .....................................       China         8,002,000       3,178,448
       China Huiyuan Juice Group Ltd. .......................       China           717,500         380,607
       China Mengniu Dairy Co. Ltd. .........................       China           516,000       1,570,248
       People's Food Holdings Ltd. ..........................       China         3,602,000       2,337,476
       Uni-President Enterprises Corp. ......................       Taiwan        1,317,925       1,432,573
       Xiwang Sugar Holdings Co. Ltd. .......................     Hong Kong       8,826,000       2,668,891
                                                                                               ------------
                                                                                                 11,568,243
                                                                                               ------------
       HOTELS, RESTAURANTS & LEISURE 0.5%
       NagaCorp Ltd. ........................................      Cambodia      16,609,000       4,341,388
                                                                                               ------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.0%
       Datang International Power Generation Co. Ltd., H ....       China        22,334,640      14,881,175
       Guangdong Electric Power Development Co. Ltd., B .....       China        12,171,859       4,772,360
       Huadian Power International Corp. Ltd., H ............       China         4,180,000       1,263,989
       Huaneng Power International Inc., H ..................       China         7,296,776       5,441,378
                                                                                               ------------
                                                                                                 26,358,902
                                                                                               ------------


                               20 | Annual Report

Templeton China World Fund

                                                                   COUNTRY      SHARES/UNITS       VALUE
                                                                -------------   ------------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       INDUSTRIAL CONGLOMERATES 2.4%
       Citic Pacific Ltd. ...................................     Hong Kong       1,589,092    $  5,568,796
       Hutchison Whampoa Ltd. ...............................     Hong Kong         224,000       2,093,766
       Shanghai Industrial Holdings Ltd. ....................       China         4,944,253      13,430,478
                                                                                               ------------
                                                                                                 21,093,040
                                                                                               ------------
       INSURANCE 0.2%
       China Life Insurance Co. Ltd., H .....................       China           565,000       2,160,965
                                                                                               ------------
       IT SERVICES 0.1%
       Travelsky Technology Ltd., H .........................       China           870,000         529,502
                                                                                               ------------
       LEISURE EQUIPMENT & PRODUCTS 0.2%
       Yorkey Optical International Cayman Ltd. .............     Hong Kong       7,845,000       1,487,680
                                                                                               ------------
       MACHINERY 1.2%
       China Infrastructure Machinery Holdings Ltd. .........     Hong Kong       2,485,000       2,184,265
       China International Marine Containers (Group) Co.
          Ltd., B ...........................................       China         5,972,080       4,966,212
       Shin Zu Shing Co. Ltd. ...............................       Taiwan          658,566       3,172,303
                                                                                               ------------
                                                                                                 10,322,780
                                                                                               ------------
       MARINE 0.1%
       Sinotrans Shipping Ltd. ..............................     Hong Kong       1,795,000         726,786
                                                                                               ------------
       MEDIA 0.1%
       Next Media Ltd. ......................................     Hong Kong         268,000          82,414
(b)    Next Media Ltd., 144A ................................     Hong Kong       3,510,000       1,079,377
                                                                                               ------------
                                                                                                  1,161,791
                                                                                               ------------
       OFFICE ELECTRONICS 0.1%
       Kinpo Electronics Inc. ...............................       Taiwan        2,939,201         819,679
                                                                                               ------------
       OIL, GAS & CONSUMABLE FUELS 29.0%
       China Petroleum and Chemical Corp., H ................       China        64,539,395      62,186,719
       China Shenhua Energy Co. Ltd., H .....................       China         9,112,500      31,525,082
       CNOOC Ltd. ...........................................       China        42,221,000      65,242,522
       PetroChina Co. Ltd., H ...............................       China        51,061,903      65,687,937
       Yanzhou Coal Mining Co. Ltd., H ......................       China        15,486,000      27,144,401
                                                                                               ------------
                                                                                                251,786,661
                                                                                               ------------
       PAPER & FOREST PRODUCTS 0.2%
       Nine Dragons Paper Holdings Ltd. .....................       China         2,467,000       1,523,600
                                                                                               ------------
       PHARMACEUTICALS 0.2%
       Tong Ren Tang Technologies Co. Ltd., H ...............       China         1,349,000       1,434,647
                                                                                               ------------


                               Annual Report | 21

Templeton China World Fund

                                                                   COUNTRY      SHARES/UNITS       VALUE
                                                                -------------   ------------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       REAL ESTATE MANAGEMENT & DEVELOPMENT 5.3%
       Cheung Kong (Holdings) Ltd. ..........................     Hong Kong       1,071,690    $ 15,406,960
       Hopewell Holdings Ltd. ...............................     Hong Kong       7,059,000      27,089,122
       Soho China Ltd. ......................................       China         4,666,000       2,451,227
(b)    Soho China Ltd., 144A ................................       China           712,000         374,040
       SPG Land Holdings Ltd. ...............................       China           949,000         376,949
                                                                                               ------------
                                                                                                 45,698,298
                                                                                               ------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.8%
       MediaTek Inc. ........................................       Taiwan          437,330       5,079,431
       Novatek Microelectronics Corp. Ltd. ..................       Taiwan        1,692,843       3,669,481
(a)    Semiconductor Manufacturing International Corp. ......       China        35,743,000       1,671,625
       Taiwan Semiconductor Manufacturing Co. Ltd. ..........       Taiwan       16,761,526      31,286,765
                                                                                               ------------
                                                                                                 41,707,302
                                                                                               ------------
       SPECIALTY RETAIL 0.2%
       GOME Electrical Appliances Holdings Ltd. .............     Hong Kong       2,616,000       1,082,668
       I.T. Ltd. ............................................     Hong Kong       5,616,000         863,502
                                                                                               ------------
                                                                                                  1,946,170
                                                                                               ------------
       TEXTILES, APPAREL & LUXURY GOODS 0.4%
(a, d) Tack Fat Group International Ltd. ....................     Hong Kong       8,352,000              --
       Victory City International Holdings Ltd. .............     Hong Kong       5,724,015       1,356,836
       Weiqiao Textile Co. Ltd., H ..........................       China         2,146,500       1,707,959
                                                                                               ------------
                                                                                                  3,064,795
                                                                                               ------------
       TRANSPORTATION INFRASTRUCTURE 1.3%
       Cosco Pacific Ltd. ...................................       China         5,335,449       8,176,304
(b)    Rickmers Maritime, 144A(Trust Units) .................     Singapore       4,523,000       3,349,898
                                                                                               ------------
                                                                                                 11,526,202
                                                                                               ------------
       WIRELESS TELECOMMUNICATION SERVICES 9.6%
       China Mobile Ltd. ....................................       China         6,986,270      80,206,265
       Taiwan Mobile Co. Ltd. ...............................       Taiwan        1,619,687       2,910,355
                                                                                               ------------
                                                                                                 83,116,620
                                                                                               ------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS BEFORE
          SHORT TERM INVESTMENTS (COST $567,843,707) ........                                   861,848,294
                                                                                               ------------


                               22 | Annual Report

Templeton China World Fund

                                                                   COUNTRY      SHARES/UNITS       VALUE
                                                                -------------   ------------   ------------
       SHORT TERM INVESTMENTS(COST $3,063,924) 0.4%
       MONEY MARKET FUND 0.4%
(e)    Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 2.15% ..................................   United States     3,063,924    $  3,063,924
                                                                                               ------------
       TOTAL INVESTMENTS (COST $570,907,631) 99.5% ..........                                   864,912,218
       OTHER ASSETS, LESS LIABILITIES 0.5% ..................                                     4,693,757
                                                                                               ------------
       NET ASSETS 100.0% ....................................                                  $869,605,975
                                                                                               ============

(a)  Non-income producing for the twelve months ended August 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At August 31, 2008, the aggregate value of these securities was $21,977,169, representing 2.53% of net assets.

(c)  Rounds to less than 0.1% of net assets.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2008, the value of this security was $0.

(e) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 23

Templeton China World Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2008

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ...............................   $567,843,707
      Cost - Sweep Money Fund (Note 7) ..........................      3,063,924
                                                                    ------------
      Total cost of investments .................................   $570,907,631
                                                                    ============
      Value - Unaffiliated issuers ..............................   $861,848,294
      Value - Sweep Money Fund (Note 7) .........................      3,063,924
                                                                    ------------
      Total value of investments ................................    864,912,218
   Cash .........................................................         99,065
   Foreign currency, at value (cost $5,441) .....................          5,441
   Receivables:
      Investment securities sold ................................      4,878,371
      Capital shares sold .......................................        578,490
      Dividends .................................................      3,012,858
                                                                    ------------
         Total assets ...........................................    873,486,443
                                                                    ------------
Liabilities:
   Payables:
      Investment securities purchased ...........................        536,631
      Capital shares redeemed ...................................      1,603,730
      Affiliates ................................................      1,379,167
   Accrued expenses and other liabilities .......................        360,940
                                                                    ------------
         Total liabilities ......................................      3,880,468
                                                                    ------------
            Net assets, at value ................................   $869,605,975
                                                                    ============
Net assets consist of:
   Paid-in capital ..............................................   $493,211,195
   Undistributed net investment income ..........................      6,438,056
   Net unrealized appreciation (depreciation) ...................    293,963,046
   Accumulated net realized gain (loss) .........................     75,993,678
                                                                    ------------
            Net assets, at value ................................   $869,605,975
                                                                    ============

   The accompanying notes are an integral part of these financial statements.


                               24 | Annual Report

Templeton China World Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2008

CLASS A:
   Net assets, at value .........................................   $414,194,378
                                                                    ------------
   Shares outstanding ...........................................     11,907,466
                                                                    ------------
   Net asset value per share(a) .................................   $      34.78
                                                                    ------------
   Maximum offering price per share (net asset value per share
      / 94.25%) .................................................   $      36.90
                                                                    ------------
CLASS B:
   Net assets, at value .........................................   $ 14,272,203
                                                                    ------------
   Shares outstanding ...........................................        414,398
                                                                    ------------
   Net asset value and maximum offering price per share(a) ......   $      34.44
                                                                    ------------
CLASS C:
   Net assets, at value .........................................   $153,067,644
                                                                    ------------
   Shares outstanding ...........................................      4,464,338
                                                                    ------------
   Net asset value and maximum offering price per share(a) ......   $      34.29
                                                                    ------------
ADVISOR CLASS:
   Net assets, at value .........................................   $288,071,750
                                                                    ------------
   Shares outstanding ...........................................      8,223,274
                                                                    ------------
   Net asset value and maximum offering price per share(a) ......   $      35.03
                                                                    ------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 25

Templeton China World Fund

STATEMENT OF OPERATIONS
for the year ended August 31, 2008

Investment income:
   Dividends: (net of foreign taxes of $1,505,991)
      Unaffiliated issuers ......................................   $  30,882,862
      Sweep Money Fund (Note 7) .................................           5,134
   Interest .....................................................         432,938
                                                                    -------------
         Total investment income ................................      31,320,934
                                                                    -------------
Expenses:
   Management fees (Note 3a) ....................................      13,746,268
   Administrative fees (Note 3b) ................................       2,195,811
   Distribution fees: (Note 3c)
      Class A ...................................................       1,737,533
      Class B ...................................................         192,344
      Class C ...................................................       1,969,162
   Transfer agent fees (Note 3e) ................................       1,400,708
   Custodian fees (Note 4) ......................................         478,686
   Reports to shareholders ......................................         169,272
   Registration and filing fees .................................         128,685
   Professional fees ............................................          58,425
   Trustees' fees and expenses ..................................          94,980
   Other ........................................................          33,077
                                                                    -------------
         Total expenses .........................................      22,204,951
         Expense reductions (Note 4) ............................          (7,829)
                                                                    -------------
            Net expenses ........................................      22,197,122
                                                                    -------------
               Net investment income ............................       9,123,812
                                                                    -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ...............................................      85,061,436
      Foreign currency transactions .............................         (95,910)
                                                                    -------------
         Net realized gain (loss) ...............................      84,965,526
                                                                    -------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ...............................................    (211,448,591)
      Translation of other assets and liabilities denominated
         in foreign currencies ..................................         (36,032)
                                                                    -------------
         Net change in unrealized appreciation (depreciation) ...    (211,484,623)
                                                                    -------------
Net realized and unrealized gain (loss) .........................    (126,519,097)
                                                                    -------------
Net increase (decrease) in net assets resulting from
   operations ...................................................   $(117,395,285)
                                                                    =============

   The accompanying notes are an integral part of these financial statements.


                               26 | Annual Report

Templeton China World Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED AUGUST 31,
                                                                    --------------------------------
                                                                         2008              2007
                                                                    --------------   ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .....................................   $    9,123,812   $     9,726,160
      Net realized gain (loss) from investments and foreign
         currency transactions ..................................       84,965,526        56,667,283
      Net change in unrealized appreciation (depreciation) on
         investments and translation of other assets and
         liabilities denominated in foreign currencies ..........     (211,484,623)      350,219,007
                                                                    --------------   ---------------
            Net increase (decrease) in net assets resulting from
               operations .......................................     (117,395,285)      416,612,450
                                                                    --------------   ---------------
   Distributions to shareholders from:
      Net investment income:
         Class A ................................................       (5,528,150)       (2,804,164)
         Class B ................................................          (77,438)          (35,884)
         Class C ................................................         (901,600)         (513,958)
         Advisor Class ..........................................       (4,761,563)       (3,495,617)
      Net realized gains:
         Class A ................................................      (26,369,910)               --
         Class B ................................................       (1,003,393)               --
         Class C ................................................      (10,117,868)               --
         Advisor Class ..........................................      (17,467,990)               --
                                                                    --------------   ---------------
   Total distributions to shareholders ..........................      (66,227,912)       (6,849,623)
                                                                    --------------   ---------------
   Capital share transactions: (Note 2)
         Class A ................................................      (12,556,689)       72,755,259
         Class B ................................................       (2,584,318)       (3,545,964)
         Class C ................................................      (11,409,956)       19,220,921
         Advisor Class ..........................................      (34,873,776)      (14,417,335)
                                                                    --------------   ---------------
   Total capital share transactions .............................      (61,424,739)       74,012,881
                                                                    --------------   ---------------
   Redemption fees ..............................................           33,483            12,710
                                                                    --------------   ---------------
            Net increase (decrease) in net assets................     (245,014,453)      483,788,418
Net assets:
   Beginning of year ............................................    1,114,620,428       630,832,010
                                                                    --------------   ---------------
   End of year ..................................................   $  869,605,975   $ 1,114,620,428
                                                                    ==============   ===============
Undistributed net investment income included in net assets:
   End of year ..................................................   $    6,438,056   $     8,632,702
                                                                    ==============   ===============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 27

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a non-diversified, open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                               28 | Annual Report

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of August 31, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.


                               Annual Report | 29

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES (CONTINUED)

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee will be eliminated.


                               30 | Annual Report

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                                   YEAR ENDED AUGUST 31,
                                                  -------------------------------------------------------
                                                             2008                         2007
                                                  --------------------------   --------------------------
                                                    SHARES         AMOUNT        SHARES         AMOUNT
                                                  ----------   -------------   ----------   -------------
CLASS A SHARES:
   Shares sold ................................    4,757,830   $ 204,519,943    6,605,473   $ 213,342,599
   Shares issued in reinvestment of
      distributions ...........................      581,014      28,291,012       87,168       2,378,777
   Shares redeemed ............................   (6,007,179)   (245,367,644)  (4,299,672)   (142,966,117)
                                                  ----------   -------------   ----------   -------------
   Net increase (decrease) ....................     (668,335)  $ (12,556,689)   2,392,969   $  72,755,259
                                                  ==========   =============   ==========   =============
CLASS B SHARES:
   Shares sold ................................       71,705   $   3,178,486       84,995   $   2,713,074
   Shares issued in reinvestment of
      distributions ...........................       19,606         953,654        1,165          31,211
   Shares redeemed ............................     (166,916)     (6,716,458)    (194,230)     (6,290,249)
                                                  ----------   -------------   ----------   -------------
   Net increase (decrease) ....................      (75,605)  $  (2,584,318)    (108,070)  $  (3,545,964)
                                                  ==========   =============   ==========   =============
CLASS C SHARES:
   Shares sold ................................    1,245,382   $  53,856,505    2,108,543   $  66,851,170
   Shares issued in reinvestment of
      distributions ...........................      181,329       8,773,549       14,909         397,615
   Shares redeemed ............................   (1,854,594)    (74,040,010)  (1,464,903)    (48,027,864)
                                                  ----------   -------------   ----------   -------------
   Net increase (decrease) ....................     (427,883)  $ (11,409,956)     658,549   $  19,220,921
                                                  ==========   =============   ==========   =============
ADVISOR CLASS SHARES:
   Shares sold ................................      748,176   $  30,586,063      966,016   $  32,450,505
   Shares issued in reinvestment of
      distributions ...........................      233,133      11,397,752       56,101       1,551,552
   Shares redeemed ............................   (1,801,813)    (76,857,591)  (1,440,225)    (48,419,392)
                                                  ----------   -------------   ----------   -------------
   Net increase (decrease) ....................     (820,504)  $ (34,873,776)    (418,108)  $ (14,417,335)
                                                  ==========   =============   ==========   =============


                               Annual Report | 31

Templeton China World Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                            AFFILIATION
----------                                                      ----------------------
Templeton Asset Management Ltd. (TAML)                          Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

ANNUALIZED FEE RATE                       NET ASSETS
-------------------   -------------------------------------------------
       1.250%         Up to and including $1 billion
       1.200%         Over $1 billion, up to and including $5 billion
       1.150%         Over $5 billion, up to and including $10 billion
       1.100%         Over $10 billion, up to and including $15 billion
       1.050%         Over $15 billion, up to and including $20 billion
       1.000%         In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class A ................................................................   0.35%
Class B ................................................................   1.00%
Class C ................................................................   1.00%

The Board of Trustees has agreed to limit the current rate to 0.30% per year for Class A shares for the period of February 1, 2008 through January 31, 2009.


                               32 | Annual Report

Templeton China World Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ...................................................   $521,044
Contingent deferred sales charges retained ..........................   $115,069

E. TRANSFER AGENT FEES

For the year ended August 31, 2008, the Fund paid transfer agent fees of $1,400,708, of which $789,157 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2008, the Fund deferred realized currency losses of $92,472.

The tax character of distributions paid during the years ended August 31, 2008 and 2007, was as follows:

                                     2008         2007
                                 -----------   ----------
Distributions paid from:
   Ordinary income ...........   $26,212,639   $6,849,623
   Long term capital gain ....    40,015,273           --
                                 -----------   ----------
                                 $66,227,912   $6,849,623
                                 ===========   ==========


                               Annual Report | 33

Templeton China World Fund

5. INCOME TAXES (CONTINUED)

At August 31, 2008, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ...........................   $571,530,994
                                                  ============
Unrealized appreciation .......................   $350,046,258
Unrealized depreciation .......................    (56,665,034)
                                                  ------------
Net unrealized appreciation (depreciation) ....   $293,381,224
                                                  ============
Undistributed ordinary income .................   $ 20,373,676
Undistributed long term capital gains .........     62,773,893
                                                  ------------
Distributable earnings ........................   $ 83,147,569
                                                  ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2008, aggregated $112,981,406 and $207,983,091, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities. At August 31, 2008, the Fund had 62.6%, 19.8%, and 15.8% of its net assets invested in China, Hong Kong, and Taiwan, respectively.


                               34 | Annual Report

Templeton China World Fund

9. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.


                               Annual Report | 35

Templeton China World Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON CHINA WORLD FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton China World Fund (the "Fund") at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 21, 2008


                               36 | Annual Report

Templeton China World Fund

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $67,551,031 as a long term capital gain dividend for the fiscal year ended August 31, 2008.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $17,506,996 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended August 31, 2008.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $5,952,209 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2008. Distributions, including qualifed dividend income, paid during calendar year 2008 will be reported to shareholders on Form 1099-DIV in January 2009. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual tax returns.

Under Section 871(k)(1)(C) of the code, the Fund designates the maximum amount allowable but no less than $235,631 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended August 31, 2008.

At August 31, 2008, more than 50% of the Templeton China World Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the December 18, 2008 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

In addition, in January 2009, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2008.


                               Annual Report | 37

Templeton China World Fund

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF      FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION         TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------   ----------------   --------------   -----------------------   -----------------------------------
HARRIS J. ASHTON (1932)          Trustee            Since 1993                 143             Bar-S Foods (meat packing company).
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ANN TORRE BATES (1958)           Trustee            Since                       28             SLM Corporation (Sallie Mae) and
500 East Broward Blvd.                              January 2008                               Allied Capital Corporation
Suite 2100                                                                                     (financial services).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Independent strategic and financial consultant; and FORMERLY, Executive Vice President and Chief Financial Officer, NHP
Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

FRANK J. CROTHERS (1944)         Trustee            Since 1999                  21             Fortis, Inc. (utility holding
500 East Broward Blvd.                                                                         company), Nuinsco Resources Limited
Suite 2100                                                                                     (mineral exploration), Royal
Fort Lauderdale, FL 33394-3091                                                                 Fidelity MerchantBank & Trust
                                                                                               Limited (financial services), C.A.
                                                                                               Bancorp Inc. (financial services),
                                                                                               Victory Nickel Inc. (mineral
                                                                                               exploration), ABACO Markets Limited
                                                                                               (retail distributors) and Belize
                                                                                               Electricity Limited (electric
                                                                                               utility).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman, Caribbean Utilities Company Ltd.; Director, Provo Power
Company Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power
Ltd. (1977-2003).

EDITH E. HOLIDAY (1952)          Lead               Trustee since              143             Hess Corporation (exploration and
500 East Broward Blvd.           Independent        1996 and Lead                              refining of oil and gas), H. J.
Suite 2100                       Trustee            Independent                                Heinz Company (processed foods and
Fort Lauderdale, FL 33394-3091                      Trustee                                    allied products), RTI International
                                                    since 2007                                 Metals, Inc. (manufacture and
                                                                                               distribution of titanium),
                                                                                               Canadian National Railway (rail-
                                                                                               road) and White Mountains Insurance
                                                                                               Group, Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).


                               38 | Annual Report

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF      FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION         TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------   ----------------   --------------   -----------------------   -----------------------------------
DAVID W. NIEMIEC (1949)          Trustee            Since 2005                  21             Emeritus Corporation (assisted
500 East Broward Blvd.                                                                         living) and OSI Pharmaceuticals,
Suite 2100                                                                                     Inc. (pharmaceutical products).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Advisor, Saratoga Partners (private equity fund); and FORMERLY, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg
Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief
Financial Officer, Dillon, Read & Co. Inc. (1982-1997).

FRANK A. OLSON (1932)            Trustee            Since 2003                 143             Hess Corporation (exploration and
500 East Broward Blvd.                                                                         refining of oil and gas) and
Suite 2100                                                                                     Sentient Jet (private jet service).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)         Trustee            Since 2005                 143             None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

CONSTANTINE D. TSERETOPOULOS     Trustee            Since 1999                  21             None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).

ROBERT E. WADE (1946)            Trustee            Since 2006                  35             El Oro and Exploration Co., p.l.c.
500 East Broward Blvd.                                                                         (investments) and ARC Wireless
Suite 2100                                                                                     Solutions, Inc. (wireless
Fort Lauderdale, FL 33394-3091                                                                 components and network products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Practicing attorney.


                               Annual Report | 39

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF      FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION         TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------   ----------------   --------------   -----------------------   -----------------------------------
**CHARLES B. JOHNSON (1933)      Trustee,           Trustee and                143             None
One Franklin Parkway             Chairman of        Chairman of
San Mateo, CA 94403-1906         the Board and      the Board
                                 Vice President     since 1995 and
                                                    Vice President
                                                    since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 42 of the investment companies in Franklin Templeton Investments.

**GREGORY E. JOHNSON (1961)      Trustee            Since 2007                   94            None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director,
Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)            Chief              Chief            Not Applicable            Not Applicable
One Franklin Parkway             Compliance         Compliance
San Mateo, CA 94403-1906         Officer and        Officer since
                                 Vice President     2004 and Vice
                                 - AML Compliance   President -
                                                    AML Compliance
                                                    since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources,
Inc. (1994-2001).

LAURA F. FERGERSON (1962)        Chief Financial    Since            Not Applicable            Not Applicable
One Franklin Parkway             Officer and        February 2008
San Mateo, CA 94403-1906         Chief
                                 Accounting
                                 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).

JIMMY D. GAMBILL (1947)          Vice President     Since            Not Applicable            Not Applicable
500 East Broward Blvd.                              February 2008
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.


                               40 | Annual Report

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF      FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION         TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------   ----------------   --------------   -----------------------   -----------------------------------
DAVID P. GOSS (1947)             Vice President     Since 2000       Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

RUPERT H. JOHNSON, JR. (1940)    Vice President     Since 1996       Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.

JOHN R. KAY (1940)               Vice President     Since 1994       Not Applicable            Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Templeton Worldwide, Inc.; Senior Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President and Controller, Keystone Group, Inc.

MARK MOBIUS (1936)               President and      President        Not Applicable            Not Applicable
17th Floor,                      Chief Executive    since 1993 and
The Chater House                 Officer -          Chief
8 Connaught Road                 Investment         Executive
Central Hong Kong                Management         Officer -
                                                    Investment
                                                    Management
                                                    since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Portfolio Manager of various Templeton advisory affiliates; Executive Chairman, Templeton Asset Management Ltd.; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments; and FORMERLY, President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987); and Director, Vickers da Costa, Hong Kong (1983-1986).

ROBERT C. ROSSELOT (1960)        Secretary          Since 2004       Not Applicable            Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President
and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of
the South; and officer of 14 of the investment companies in Franklin Templeton Investments.


                               Annual Report | 41

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF      FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION         TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------   ----------------   --------------   -----------------------   -----------------------------------
GREGORY R. SEWARD (1956)         Treasurer          Since 2004       Not Applicable            Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 18 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).

CRAIG S. TYLE (1960)             Vice President     Since 2005       Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

GALEN VETTER (1951)              Senior Vice        Since            Not Applicable            Not Applicable
500 East Broward Blvd.           President and      February 2008
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be interested person of the Fund under the federal securities laws due to his position as officer and director Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF ANN TORRE BATES AND DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MS. BATES AND MR. NIEMIEC QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MS. BATES HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE JANUARY 2008. SHE CURRENTLY SERVES AS A DIRECTOR OF SLM CORPORATION AND ALLIED CAPITAL CORPORATION AND WAS FORMERLY THE EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER OF NHP INCORPORATED AND VICE PRESIDENT AND TREASURER OF US AIRWAYS, INC. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND OSI PHARMACEUTICALS, INC. AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MS. BATES AND MR. NIEMIEC HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MS. BATES AND MR. NIEMIEC ARE INDEPENDENT BOARD MEMBERS AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.


                               42 | Annual Report

Templeton China World Fund

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held May 20, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits


                               Annual Report | 43

Templeton China World Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Fund had converted from a closed-end fund to an open-end fund in August 2003, and the Lipper report for this agreement renewal showed the performance of the Fund's Class A shares for the four-year period ended February 29, 2008, in comparison with a performance universe consisting of the Fund and all retail and institutional China region funds as selected by Lipper. Such report showed the Fund's total return for the one-year period to be in the second-highest quintile and on an annualized basis to be in the middle quintile of such performance universe for the four-year period. The Board was satisfied with such performance noting that the Fund's annualized four-year total return exceeded 22% as shown in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of nine other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered


                               44 | Annual Report

Templeton China World Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper expense group comprised nine funds and the expense comparisons showed the Fund's contractual investment management fee rate to be the highest in such group, and its actual expenses to be the second-highest in such group. The Board noted that the Fund's actual expense rate was within 20 basis points of the expense group median and found such comparative fee and expenses to be acceptable in view of factors relating to the Fund's operations, such as the background and experience of its portfolio managers and research staff, and their physical presence and coverage in the geographical area in which the Fund invests.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that


                               Annual Report | 45

Templeton China World Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005 when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager and its affiliates as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Fund is charged a fee for administrative services at the rate of 0.20% of its net assets, as well as a separate fee for management advisory services at the rate of 1.25% of its net assets on the first $1 billion; 1.20% on the next $4 billion of net assets; with additional breakpoints continuing on net assets exceeding $5 billion. At December 31, 2007, the Fund had net assets of approximately $1.2 billion and the Board believes that to the extent any economies of scale may be realized by the Manager and its affiliates, this schedule of fees provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                               46 | Annual Report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

-    WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

     Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON CHINA WORLD FUND

INVESTMENT MANAGER

Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

188 A2008 10/08


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $35,866 for the fiscal year ended August 31, 2008 and $30,295 for the fiscal year ended August 31, 2007.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended August 31, 2008 and $46,000 for the fiscal year ended August 31, 2007. The services for which these fees were paid included tax compliance and advice.

(d)  All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $819 for the fiscal year ended August 31, 2008 and $0 for the fiscal year ended August 31, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $283,258 for the fiscal year ended August 31, 2008 and $0 for the fiscal year ended August 31, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $284,077 for the fiscal year ended August 31, 2008 and $46,000 for the fiscal year ended August 31, 2007.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.  N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND


By /s/GALEN G. VETTER
  -----------------------------------
    Galen G. Vetter
    Chief Executive Officer - Finance and
     Administration
Date:  October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/GALEN G. VETTER
  -----------------------------------
    Galen G. Vetter
    Chief Executive Officer - Finance and
     Administration
Date:  October 28, 2008


By /s/LAURA F. FERGERSON
 ------------------------------------
   Laura F. Fergerson
   Chief Financial Officer and
    Chief Accounting Officer
Date:  October 28, 2008